Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents carrying value
	As of December 31
	2018	2017
	USD in thousands
Cash in banks	5,077	1,828
Short-term bank deposits	5,548	1,000
	10,625	2,828

Summary of cash and cash equivalents currencies denominated
	December 31
	2018	2017
	USD in thousands
USD	7,591	2,220
NIS	2,943	354
Other currencies	91	254
	10,625	2,828